Purchased, outsourced and other costs (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Purchased, Outsourced and Other Costs
The following table provides a breakdown for purchased, outsourced and other costs:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Consultancy fees and corporate bodies fees	(75,737)	(33,706)	(38,460)
Advertising and marketing expenses	(57,224)	(47,467)	(60,789)
Lease expenses	(56,345)	(32,755)	(68,248)
Outsourcing of production	(53,402)	(59,411)	(74,829)
Freight, insurance and selling expenses	(49,241)	(55,905)	(67,477)
Utilities	(26,710)	(22,423)	(26,063)
Maintenance costs	(14,610)	(14,993)	(12,672)
Royalties	(4,258)	(5,982)	(4,880)
Other services	(16,102)	(14,284)	(18,279)
Total purchased, outsourced and other costs	(353,629)	(286,926)	(371,697)

Summary of Lease Expenses
The following table provides a breakdown for lease expenses:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Rent reductions	12,877	24,931	—
Variable lease payments	(63,421)	(54,665)	(63,361)
Expenses relating to short-term leases	(5,697)	(2,260)	(4,029)
Expenses relating to low value leases	(104)	(761)	(858)
Total lease expenses	(56,345)	(32,755)	(68,248)